Depreciation, Amortization and Impairment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Depreciation, Amortization and Impairment
10.	Depreciation, Amortization and Impairment
Amortization, depreciation and impairment are summarized as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Amortization of intangible assets	1,545	1,267	215
Impairment of intangible assets	1,531	0	0
Depreciation of property, plant, and equipment	3,254	1,994	823
Depreciation of right-of-use assets	1,659	1,257	805
Total	7,989	4,518	1,843
During the year ended December 31, 20
22,
an impairment in the amount of €1,531 thousand (2021: €0, 2020: €0) was recognized for the capitalized development costs of the CONDOR MEO (refer to Note 17).